APPENDIX II - STATEMENTS OF VALUE ADDED (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Appendix II Statements Of Value Added [Abstract]
Interest and similar income	R$ 72,841,060	R$ 70,478,393	R$ 71,418,349
Net fee and commission income	15,713,152	14,132,159	12,721,868
Impairment losses on financial assets (net)	(13,369,905)	(12,713,435)	(12,338,300)
Other income and expense	(4,025,384)	(6,861,406)	(3,043,565)
Interest expense and similar charges	(28,519,953)	(28,557,051)	(36,471,860)
Third-party input	(7,544,695)	(7,219,152)	(6,728,881)
Materials, energy and others	(659,656)	(544,237)	(495,913)
Third-party services	(6,047,498)	(5,572,127)	(5,107,077)
Impairment of assets	(131,435)	(508,310)	(456,711)
Other	(706,106)	(594,478)	(669,180)
Gross added value	35,094,275	29,259,508	25,557,611
Retention
Depreciation and amortization	(2,391,857)	(1,739,959)	(1,662,247)
Added value produced	32,702,418	27,519,549	23,895,364
Added value received from transfer
Investments in affiliates and subsidiaries	149,488	65,958	71,551
Added value to distribute	32,851,906	27,585,507	23,966,915
Added value distribution
Employee	R$ 8,457,212	R$ 8,185,896	R$ 7,908,746
Employee	25.70%	29.70%	33.00%
Compensation	R$ 5,961,765	R$ 5,863,584	R$ 5,795,579
Benefits	1,637,099	1,534,560	1,421,910
Government severance indemnity funds for employees - FGTS	502,173	448,699	413,871
Other	356,175	339,053	277,386
Taxes	R$ 7,674,704	R$ 5,813,381	R$ 6,131,544
Taxes	23.40%	21.10%	25.60%
Federal	R$ 6,571,450	R$ 4,864,176	R$ 5,481,969
State	54	224	1,260
Municipal	1,103,200	948,981	648,315
Compensation of third-party capital - rental	R$ 88,540	R$ 786,312	R$ 788,577
Compensation of third-party capital - rental	0.30%	2.90%	3.30%
Remuneration of interest on capital	R$ 16,631,450	R$ 12,799,918	R$ 9,138,048
Remuneration of interest on capital	50.60%	46.40%	38.10%
Dividends and interest on capital	R$ 10,800,000	R$ 6,600,000	R$ 6,300,000
Profit Reinvestment	5,606,932	5,982,477	2,624,064
Profit (loss) attributable to non-controlling interests	224,518	217,441	213,984
Total	R$ 32,851,906	R$ 27,585,507	R$ 23,966,915
Total	100.00%	100.00%	100.00%